iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  — 0.6%
Aptiv PLC
(a)
............................. 61,426 $ 4,216,280
BorgWarner, Inc. ......................... 58,506 2,153,021
Gentex Corp. ........................... 60,712 1,604,011
Lear Corp. ............................. 14,313 1,349,573
QuantumScape Corp., Class A
(a)(b)
............. 110,620 951,332
10,274,217
a
Automobiles  — 8.9%
Ford Motor Co. .......................... 1,047,894 11,600,186
General Motors Co. ....................... 259,379 13,835,276
Harley-Davidson, Inc. ...................... 29,919 727,929
Lucid Group, Inc.
(a)(b)
....................... 333,461 820,314
Rivian Automotive, Inc., Class A
(a)(b)
............. 208,047 2,677,565
Tesla, Inc.
(a)
............................. 390,499 120,379,127
Thor Industries, Inc. ....................... 13,633 1,240,467
151,280,864
a
Broadline Retail  — 17.1%
Amazon.com, Inc.
(a)
....................... 1,121,682 262,596,973
Coupang, Inc.
(a)
.......................... 333,269 9,808,107
Dillard's, Inc., Class A
(b)
..................... 782 365,139
eBay, Inc. .............................. 123,643 11,344,245
Etsy, Inc.
(a)
............................. 27,715 1,614,953
Macy's, Inc. ............................ 74,476 940,632
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 16,416 2,242,918
288,912,967
a
Commercial Services & Supplies  — 1.2%
Copart, Inc.
(a)
........................... 237,241 10,754,134
RB Global, Inc. .......................... 49,795 5,390,807
Rollins, Inc. ............................. 75,329 4,314,092
20,459,033
a
Consumer Staples Distribution & Retail  — 9.8%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 35,067 3,713,595
Costco Wholesale Corp. .................... 70,958 66,674,975
Dollar General Corp. ...................... 58,964 6,185,324
Dollar Tree, Inc.
(a)
......................... 54,531 6,191,995
Target Corp. ............................ 122,011 12,262,105
Walmart, Inc. ............................ 719,072 70,454,675
165,482,669
a
Distributors  — 0.6%
Genuine Parts Co. ........................ 37,235 4,798,847
LKQ Corp. ............................. 69,637 2,052,202
Pool Corp. ............................. 9,629 2,967,080
9,818,129
a
Diversified Consumer Services  — 0.7%
Bright Horizons Family Solutions, Inc.
(a)
.......... 15,257 1,725,567
Duolingo, Inc., Class A
(a)
.................... 10,095 3,498,422
Grand Canyon Education, Inc.
(a)
............... 7,468 1,259,329
H&R Block, Inc. .......................... 35,592 1,934,069
Service Corp. International .................. 37,383 2,852,697
11,270,084
a
Entertainment  — 13.0%
Electronic Arts, Inc. ....................... 70,026 10,678,265
Liberty Media Corp.-Liberty Formula One, Series A
(a)
. 6,092 549,011
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)(b)
............................. 56,299 5,649,605
Liberty Media Corp.-Liberty Live, Series A
(a)
....... 5,384 440,411
Liberty Media Corp.-Liberty Live, Series C, NVS
(a)
... 12,274 1,033,839
Live Nation Entertainment, Inc.
(a)
.............. 42,470 6,272,819
Security Shares Value
a
Entertainment (continued)
Madison Square Garden Sports Corp., Class A
(a)
.... 4,330 $ 875,093
Netflix, Inc.
(a)
............................ 59,591 69,089,805
ROBLOX Corp., Class A
(a)
................... 151,244 20,839,911
Spotify Technology SA
(a)
.................... 41,297 25,874,222
Take-Two Interactive Software, Inc.
(a)
............ 48,054 10,703,068
TKO Group Holdings, Inc., Class A ............. 18,437 3,097,600
Walt Disney Co. (The) ..................... 486,118 57,901,515
Warner Bros Discovery, Inc., Series A
(a)
.......... 598,751 7,885,551
220,890,715
a
Ground Transportation  — 3.0%
Avis Budget Group, Inc.
(a)
................... 4,504 766,761
Lyft, Inc., Class A
(a)
........................ 106,826 1,501,973
Uber Technologies, Inc.
(a)
................... 540,429 47,422,645
U-Haul Holding Co.
(a)(b)
..................... 2,050 118,613
U-Haul Holding Co., Series N, NVS ............. 27,245 1,416,740
51,226,732
a
Hotels, Restaurants & Leisure  — 19.2%
Airbnb, Inc., Class A
(a)
...................... 114,161 15,116,058
Aramark ............................... 70,801 3,013,290
Booking Holdings, Inc. ..................... 8,740 48,105,484
Boyd Gaming Corp. ....................... 15,593 1,323,846
Caesars Entertainment, Inc.
(a)
................ 55,385 1,477,672
Carnival Corp.
(a)
.......................... 290,133 8,637,259
Cava Group, Inc.
(a)
........................ 26,784 2,357,260
Chipotle Mexican Grill, Inc.
(a)
................. 360,060 15,439,373
Choice Hotels International, Inc.
(b)
.............. 7,245 925,259
Churchill Downs, Inc. ...................... 17,438 1,866,563
Darden Restaurants, Inc. ................... 31,377 6,327,800
Domino's Pizza, Inc. ....................... 8,527 3,949,792
DraftKings, Inc., Class A
(a)
................... 129,016 5,810,881
Dutch Bros, Inc., Class A
(a)
.................. 31,056 1,840,689
Expedia Group, Inc. ....................... 32,486 5,854,627
Flutter Entertainment PLC
(a)
.................. 47,038 14,217,706
Hilton Worldwide Holdings, Inc. ............... 62,619 16,786,901
Hyatt Hotels Corp., Class A .................. 10,801 1,522,617
Las Vegas Sands Corp. .................... 85,987 4,505,719
Light & Wonder, Inc.
(a)
...................... 22,230 2,141,194
Marriott International, Inc., Class A ............. 61,094 16,118,430
McDonald's Corp. ........................ 191,888 57,579,832
MGM Resorts International
(a)
................. 54,986 2,004,240
Norwegian Cruise Line Holdings Ltd.
(a)
........... 119,289 3,049,027
Penn Entertainment, Inc.
(a)
................... 40,015 722,671
Planet Fitness, Inc., Class A
(a)
................ 22,509 2,457,758
Restaurant Brands International, Inc. ............ 86,841 5,893,030
Royal Caribbean Cruises Ltd. ................ 68,022 21,622,153
Starbucks Corp. .......................... 305,324 27,222,688
Texas Roadhouse, Inc. ..................... 17,754 3,286,798
Travel + Leisure Co. ....................... 16,872 999,666
Vail Resorts, Inc. ......................... 9,612 1,444,299
Viking Holdings Ltd.
(a)
...................... 54,561 3,203,822
Wendy's Co. (The) ........................ 43,919 432,602
Wingstop, Inc. ........................... 7,456 2,813,447
Wyndham Hotels & Resorts, Inc. .............. 20,371 1,751,906
Wynn Resorts Ltd. ........................ 22,414 2,443,798
Yum! Brands, Inc. ........................ 74,830 10,786,744
325,052,901
a
Household Durables  — 2.9%
DR Horton, Inc. .......................... 73,640 10,518,738
Garmin Ltd. ............................. 43,746 9,569,875
Lennar Corp., Class A ...................... 61,303 6,876,971
Lennar Corp., Class B ..................... 2,574 275,881
Newell Brands, Inc. ....................... 113,100 634,491

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
NVR, Inc.
(a)
............................. 745 $ 5,624,370
PulteGroup, Inc. ......................... 53,605 6,053,077
SharkNinja, Inc.
(a)
......................... 18,896 2,193,826
Somnigroup International, Inc. ................ 54,262 3,927,483
Toll Brothers, Inc. ......................... 26,542 3,141,511
Whirlpool Corp. .......................... 14,364 1,192,786
50,009,009
a
Leisure Products  — 0.3%
Hasbro, Inc. ............................ 35,490 2,667,428
Mattel, Inc.
(a)
............................ 86,178 1,465,888
YETI Holdings, Inc.
(a)
...................... 22,135 813,240
4,946,556
a
Media  — 1.9%
Fox Corp., Class A, NVS .................... 57,925 3,229,898
Fox Corp., Class B ........................ 35,516 1,816,288
Interpublic Group of Companies, Inc. (The) ....... 98,999 2,435,376
New York Times Co. (The), Class A ............. 43,073 2,235,058
News Corp., Class A, NVS .................. 101,628 2,979,733
News Corp., Class B ...................... 30,050 1,004,271
Nexstar Media Group, Inc. ................... 7,556 1,413,803
Omnicom Group, Inc. ...................... 51,883 3,738,170
Paramount Global, Class A
(b)
................. 2,419 46,179
Paramount Global, Class B, NVS
(b)
............. 159,566 2,005,744
Sirius XM Holdings, Inc. .................... 50,939 1,075,832
Trade Desk, Inc. (The), Class A
(a)
.............. 119,771 10,415,286
32,395,638
a
Passenger Airlines  — 1.5%
Alaska Air Group, Inc.
(a)
..................... 32,867 1,740,636
American Airlines Group, Inc.
(a)(b)
.............. 175,033 2,011,129
Delta Air Lines, Inc. ....................... 175,193 9,322,020
Southwest Airlines Co. ..................... 137,226 4,244,400
United Airlines Holdings, Inc.
(a)
................ 87,375 7,716,086
25,034,271
a
Personal Care Products  — 0.5%
Coty, Inc., Class A
(a)
....................... 92,657 449,386
elf Beauty, Inc.
(a)
......................... 14,609 1,770,465
Estee Lauder Companies, Inc. (The), Class A ...... 62,699 5,852,325
8,072,176
a
Specialty Retail  — 15.3%
AutoNation, Inc.
(a)
......................... 7,382 1,422,068
AutoZone, Inc.
(a)
......................... 4,476 16,867,269
Bath & Body Works, Inc. .................... 57,159 1,655,325
Best Buy Co., Inc. ........................ 51,879 3,375,248
Burlington Stores, Inc.
(a)
.................... 16,877 4,606,746
CarMax, Inc.
(a)(b)
.......................... 40,930 2,317,047
Carvana Co., Class A
(a)
..................... 34,480 13,453,062
Chewy, Inc., Class A
(a)
..................... 56,151 2,060,742
Dick's Sporting Goods, Inc. .................. 14,533 3,073,875
Five Below, Inc.
(a)
......................... 14,463 1,974,489
Floor & Decor Holdings, Inc., Class A
(a)
.......... 28,533 2,186,769
GameStop Corp., Class A
(a)(b)
................. 109,973 2,468,894
Gap, Inc. (The) .......................... 61,743 1,201,519
Home Depot, Inc. (The) .................... 188,636 69,325,616
Lithia Motors, Inc., Class A .................. 6,859 1,975,392
Lowe's Companies, Inc. .................... 150,454 33,637,001
Murphy USA, Inc. ........................ 4,819 1,746,791
O'Reilly Automotive, Inc.
(a)
................... 228,771 22,492,765
Penske Automotive Group, Inc. ............... 5,027 841,570
RH
(a)(b)
................................ 4,105 844,070
Ross Stores, Inc. ......................... 86,474 11,807,160
TJX Companies, Inc. (The) .................. 300,259 37,391,253
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 142,699 $ 8,126,708
Ulta Beauty, Inc.
(a)
........................ 12,128 6,246,041
Valvoline, Inc.
(a)(b)
......................... 34,120 1,202,730
Wayfair, Inc., Class A
(a)
..................... 25,149 1,650,780
Williams-Sonoma, Inc. ..................... 31,796 5,947,442
259,898,372
a
Textiles, Apparel & Luxury Goods  — 3.2%
Amer Sports, Inc.
(a)
........................ 40,039 1,503,064
Birkenstock Holding PLC
(a)
.................. 14,160 709,274
Columbia Sportswear Co. ................... 6,995 395,707
Crocs, Inc.
(a)(b)
........................... 14,590 1,455,061
Deckers Outdoor Corp.
(a)
.................... 40,572 4,307,529
Lululemon Athletica, Inc.
(a)
................... 28,241 5,663,168
NIKE, Inc., Class B ....................... 310,575 23,196,847
On Holding AG, Class A
(a)
................... 59,114 2,871,167
PVH Corp.
(b)
............................ 14,006 1,028,321
Ralph Lauren Corp., Class A ................. 10,502 3,137,472
Skechers USA, Inc., Class A
(a)
................ 35,047 2,216,723
Tapestry, Inc. ............................ 55,519 5,997,718
Under Armour, Inc., Class A
(a)
................. 51,076 339,145
Under Armour, Inc., Class C, NVS
(a)
............ 49,747 313,406
VF Corp. .............................. 95,152 1,115,181
54,249,783
a
Trading Companies & Distributors  — 0.1%
SiteOne Landscape Supply, Inc.
(a)
.............. 11,862 1,634,940
a
Total Long-Term Investments — 99.8%
(Cost: $1,636,567,847) ............................... 1,690,909,056
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(c)(d)(e)
...................... 15,905,087 15,911,449
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.30%
(c)(d)
............................ 2,734,395 2,734,395
a
Total Short-Term Securities — 1.1%
(Cost: $18,639,603) ................................. 18,645,844
Total Investments — 100.9%
(Cost: $1,655,207,450) ............................... 1,709,554,900
Liabilities in Excess of Other Assets — (0.9)% ............... (15,871,551)
Net Assets — 100.0% ................................. $ 1,693,683,349
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 74,280,572  $ —  $ (58,370,370)
(a)
$ 6,445  $ (5,198) $ 15,911,449  15,905,087  $ 27,200
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,184,126  1,550,269
(a)
—  —  —  2,734,395  2,734,395  22,614  —
$ 6,445  $ (5,198)
$ 18,645,844
$ 49,814  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index ............................................... 7 09/19/25 $ 1,575 $ 36,339
E-Mini S&P Communication Services Select Sector Index ........................................... 4 09/19/25 564 7,015
E-Mini S&P MidCap 400 Index ............................................................. 1 09/19/25 317 6,149
$ 49,503

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,690,909,056  $ —  $ —  $ 1,690,909,056
Short-Term Securities
Money Market Funds ...................................... 18,645,844  —  —  18,645,844
$ 1,709,554,900  $ —  $ —  $ 1,709,554,900
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 49,503  $ —  $ —  $ 49,503
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)